Insurance Liabilities - Rollforward of universal life policies (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features	$ 50,518	$ 64,270	$ 65,182
As Previously Reported
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features	57,266	57,751	$ 54,660
Individual Retirement
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features	1,359	1,496
Group Retirement
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features	223	275
Life Insurance
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features	13,354	18,535
Corporate & Other
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features	21,837	28,855
Universal Life
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features	3,355	5,007		$ 5,172
Universal Life | As Previously Reported
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features				6,782
Universal Life | Adjustment for the reclassification of additional liabilities from Future policy benefits to Market risk benefits(a)
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features				(1,005)
Universal Life | Adjustment for removal of related balances in Accumulated other comprehensive income (loss) originating from unrealized gains (losses)(b)
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features				(605)
Universal Life | Individual Retirement
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features				0
Universal Life | Individual Retirement | As Previously Reported
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features				1,391
Universal Life | Individual Retirement | Adjustment for the reclassification of additional liabilities from Future policy benefits to Market risk benefits(a)
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features				(875)
Universal Life | Individual Retirement | Adjustment for removal of related balances in Accumulated other comprehensive income (loss) originating from unrealized gains (losses)(b)
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features				(516)
Universal Life | Group Retirement
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features				0
Universal Life | Group Retirement | As Previously Reported
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features				219
Universal Life | Group Retirement | Adjustment for the reclassification of additional liabilities from Future policy benefits to Market risk benefits(a)
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features				(130)
Universal Life | Group Retirement | Adjustment for removal of related balances in Accumulated other comprehensive income (loss) originating from unrealized gains (losses)(b)
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features				(89)
Universal Life | Life Insurance
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features	3,300	4,952		5,117
Universal Life | Life Insurance | As Previously Reported
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features				5,117
Universal Life | Life Insurance | Adjustment for the reclassification of additional liabilities from Future policy benefits to Market risk benefits(a)
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features				0
Universal Life | Life Insurance | Adjustment for removal of related balances in Accumulated other comprehensive income (loss) originating from unrealized gains (losses)(b)
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features				0
Universal Life | Corporate & Other
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features	$ 55	$ 55		55
Universal Life | Corporate & Other | As Previously Reported
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features				55
Universal Life | Corporate & Other | Adjustment for the reclassification of additional liabilities from Future policy benefits to Market risk benefits(a)
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features				0
Universal Life | Corporate & Other | Adjustment for removal of related balances in Accumulated other comprehensive income (loss) originating from unrealized gains (losses)(b)
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for universal life policies with secondary guarantees and similar features				$ 0